Supplemental Data - Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Foreign currency gain (loss)	$ (5,355)	$ 3,462	$ 1,288
Gain (loss) on sale of capital assets	(158)	7	(785)
Other income (expense)	(376)	(724)	(130)
Other expense, net	$ (5,889)	$ 2,745	$ 373